Debentures	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Debentures	Debentures
On May 15, 2019 and September 28, 2018, the Company issued Debentures, non-convertible into shares, in the amount of R$800,000, with the objective of funding the Group’s working capital and treasury investments. As of December 31, 2020, the total balance is comprised of the following issuances:

Issuance	Quantity Issued (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end	Book value

1st	400,000	108.0% CDI	9/28/2018	9/28/2020	R$	1,000.00	—	—
2nd	400,000	107.5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$1,002.57	335,250
Total	800,000							335,250

	2020	2019

Principal	400,000	800,000
Interest	25,091	47,127
Payments	(25,124)	(11,897)
Repurchase (a)	(64,717)	—
Total	335,250	835,230
Current	204,731	435,230
Non-current	130,519	400,000

(a)	As of September 30, 2020 the Group repurchased 65,611 units of the second series of non-convertible debentures.
The principal amount and accrued interest payables related to the first issuance are due and was paid on the maturity date, while for the second issuance, 50% of the principal amount is due on May 15, 2021 and the remaining balance on the maturity date, and accrued interest payable every 12 months from the issuance date.
On September 28, 2020 the first series of non-convertible debentures was fully prepaid in the amount of R$432,793, which includes principal and interest.
Debentures are subject to financial covenants, which comply with certain performance conditions. The Group has complied with these covenants throughout the reporting period (Note 39(ii)).